INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 9,191	$ 7,692
Finished goods	3,937	3,876
Deferred inventory costs	1,764	1,971
Inventories, including deferred inventory costs	$ 14,891	$ 13,539